Taxation - Value added tax (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Taxes payable
Income tax payable	$ 244,373	$ 375,467
VAT payable	36,848	54,961
Other tax payables	11,311	18,057
Total	$ 292,532	$ 448,485